TAXES ON INCOME: (Details Narrative) ₪ in Thousands, $ in Thousands		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2018	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)
Disclosure of non-adjusting events after reporting period [line items]
Corporate tax rates	21.00%		24.00%
Previous tax rates	35.00%
Unused tax losses for which no deferred tax asset recognised			$ 78,000
Tax expense			$ 29
NIS
Disclosure of non-adjusting events after reporting period [line items]
Unused tax losses for which no deferred tax asset recognised | ₪				₪ 269,000
Israel Tax Authority [Member]
Disclosure of non-adjusting events after reporting period [line items]
Corporate tax rates		23.00%